LVIP JPMorgan Retirement Income Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.54%
Equity Funds–25.10%
JPMorgan BetaBuilders MSCI US REIT ETF	4,242	$ 332,403
JPMorgan BetaBuilders US Mid Cap Equity ETF	70,520	4,781,961
✧JPMorgan Equity Index Fund	540,057	29,049,662
JPMorgan Realty Income ETF	48,678	2,085,852
✧JPMorgan Small Cap Equity Fund	38,710	1,984,676
✧JPMorgan Small Cap Growth Fund	56,278	996,124
✧JPMorgan Small Cap Value Fund	41,042	1,000,184
✧JPMorgan U.S. Equity Fund	577,538	9,714,186
		49,945,048
Fixed Income Funds–51.92%
✧JPMorgan Core Bond Fund	6,700,939	67,478,456
✧JPMorgan Floating Rate Income Fund	514,749	4,262,120
✧JPMorgan High Yield Fund	2,461,389	14,842,177
JPMorgan High Yield Research Enhanced ETF	39,979	1,694,710
JPMorgan Inflation Managed Bond ETF	330,518	15,008,822
		103,286,285
International Equity Funds–11.97%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	57,817	1,842,050
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧JPMorgan Emerging Markets Equity Fund	145,069	$ 3,693,462
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	270,640	3,688,820
✧JPMorgan International Equity Fund	408,257	5,870,733
JPMorgan International Research Enhanced Equity ETF	200,270	8,721,758
		23,816,823
Money Market Fund–11.55%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 3.07%)	22,969,553	22,978,741
		22,978,741
Total Investment Companies (Cost $206,017,522)		200,026,897

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–0.62%
×U.S. Treasury Notes 0.13% 1/31/23	1,252,000	1,237,504
Total U.S. Treasury Obligation (Cost $1,250,379)		1,237,504

TOTAL INVESTMENTS–101.16% (Cost $207,267,901)	201,264,401
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.16%)	(2,304,498)
NET ASSETS APPLICABLE TO 18,274,203 SHARES OUTSTANDING–100.00%	$198,959,903

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
× Fully or partially pledged as collateral for derivatives.
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(40)	Dow Jones U.S. Real Estate Index	$(1,270,800)	$(1,473,438)	12/16/22	$202,638	$—
47	E-mini MSCI EAFE Index	3,902,410	4,325,032	12/16/22	—	(422,622)
(80)	E-mini MSCI Emerging Markets Index	(3,486,000)	(3,812,583)	12/16/22	326,583	—
(11)	E-mini S&P 500 Index	(1,980,825)	(2,271,422)	12/16/22	290,597	—
(16)	Euro STOXX 50 Index	(519,818)	(522,517)	12/16/22	2,699	—
(7)	FTSE 100 Index	(540,427)	(548,263)	12/16/22	7,836	—
Total Futures Contracts					$830,353	$(422,622)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$200,026,897	$—	$—	$200,026,897
U.S. Treasury Obligation	—	1,237,504	—	1,237,504
Total Investments	$200,026,897	$1,237,504	$—	$201,264,401
Derivatives:

Assets:
Futures Contracts	$830,353	$—	$—	$830,353
Liabilities:
Futures Contract	$(422,622)	$—	$—	$(422,622)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Retirement Income Fund–4